PGIM Global Real Estate Fund
Schedule of Investments as of July 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 100.1%
Common Stocks
Australia 3.7%
Goodman Group, REIT	818,252	$9,907,556
Ingenia Communities Group, REIT	6,928,108	23,629,837
Stockland, REIT	5,559,508	12,708,113
		46,245,506
Belgium 2.9%
Aedifica SA, REIT	69,288	7,990,422
Shurgard Self Storage SA	84,176	3,297,953
VGP NV	50,346	6,969,416
Warehouses De Pauw CVA, REIT	571,988	18,246,667
		36,504,458
Canada 3.3%
Canadian Apartment Properties REIT	467,723	16,960,175
Summit Industrial Income REIT	2,710,072	24,380,430
		41,340,605
Finland 0.9%
Kojamo OYJ	483,437	11,992,953
France 0.7%
Covivio, REIT	125,959	9,067,254
Germany 6.3%
alstria office REIT-AG*	1,180,070	17,623,582
Deutsche Wohnen SE	206,152	9,991,964
LEG Immobilien AG*	97,797	13,605,657
Vonovia SE	592,994	38,484,893
		79,706,096
Hong Kong 5.3%
Hang Lung Properties Ltd.	3,166,000	7,746,874
Link REIT	3,020,448	23,364,686
New World Development Co. Ltd.	2,878,346	13,968,542
Sun Hung Kai Properties Ltd.	1,815,753	22,113,371
		67,193,473

PGIM Global Real Estate Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan 11.7%
Activia Properties, Inc., REIT	4,458	$14,743,425
Invincible Investment Corp., REIT	3,931	901,734
Japan Real Estate Investment Corp., REIT	480	2,446,094
Japan Retail Fund Investment Corp., REIT	5,878	7,054,310
LaSalle Logiport REIT*	7,396	13,482,534
Mitsubishi Estate Co. Ltd.	1,794,690	25,760,449
Mitsui Fudosan Co. Ltd.	1,496,622	23,233,580
Mitsui Fudosan Logistics Park, Inc., REIT	1,337	7,289,879
Nippon Accommodations Fund, Inc., REIT	585	3,765,349
Nippon Building Fund, Inc., REIT	1,609	8,950,571
Nippon Prologis REIT, Inc.	4,904	16,855,802
Nomura Real Estate Master Fund, Inc., REIT	9,522	11,754,045
Sumitomo Realty & Development Co. Ltd.	409,639	10,398,443
Tokyu Fudosan Holdings Corp.	431,746	1,638,565
		148,274,780
Netherlands 0.5%
NSI NV, REIT	181,883	6,488,089
Singapore 3.4%
City Developments Ltd.	1,913,470	11,413,310
Frasers Centrepoint Trust, REIT	4,937,508	8,648,458
Keppel DC REIT	1,069,484	2,330,623
Keppel REIT	3,306,800	2,670,092
Mapletree Industrial Trust, REIT	4,559,000	10,912,063
Mapletree Logistics Trust, REIT	4,331,459	6,758,069
		42,732,615
Spain 0.9%
Inmobiliaria Colonial Socimi SA, REIT	1,299,676	11,047,814
United Kingdom 6.4%
Big Yellow Group PLC, REIT	634,589	8,466,008
British Land Co. PLC (The), REIT	2,079,229	9,954,042
Derwent London PLC, REIT	195,063	7,362,667
Primary Health Properties PLC, REIT	6,181,493	12,501,968
Segro PLC, REIT	2,539,901	32,215,594
UNITE Group PLC (The), REIT	892,917	10,969,855
		81,470,134
United States 54.1%
Agree Realty Corp., REIT	226,751	15,185,514

PGIM Global Real Estate Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
Alexandria Real Estate Equities, Inc., REIT	160,100	$28,425,755
American Campus Communities, Inc., REIT	266,203	9,487,475
Americold Realty Trust, REIT	748,789	30,213,636
Apple Hospitality REIT, Inc.	2,132,030	18,804,505
AvalonBay Communities, Inc., REIT	202,098	30,945,246
Boston Properties, Inc., REIT	184,132	16,404,320
Brandywine Realty Trust, REIT(a)	1,074,323	11,634,918
Community Healthcare Trust, Inc., REIT(a)	230,631	10,546,756
Corporate Office Properties Trust, REIT(a)	489,123	12,951,977
CyrusOne, Inc., REIT(a)	58,072	4,844,366
Digital Realty Trust, Inc., REIT(a)	121,316	19,476,071
Duke Realty Corp., REIT	596,679	23,980,529
Equinix, Inc., REIT	12,934	10,159,398
Equity LifeStyle Properties, Inc., REIT	530,483	36,242,598
Essex Property Trust, Inc., REIT	108,761	24,007,903
Extra Space Storage, Inc., REIT(a)	86,122	8,899,847
Four Corners Property Trust, Inc., REIT(a)	660,088	16,634,218
Global Medical REIT, Inc.	673,396	8,006,678
Healthpeak Properties, Inc., REIT	239,627	6,539,421
Host Hotels & Resorts, Inc., REIT	264,408	2,850,318
Invitation Homes, Inc., REIT	1,647,007	49,113,749
Kilroy Realty Corp., REIT	72,825	4,243,513
Life Storage, Inc., REIT	214,608	21,059,483
Medical Properties Trust, Inc., REIT	175,356	3,529,916
MGM Growth Properties LLC (Class A Stock), REIT	462,609	12,647,730
Omega Healthcare Investors, Inc., REIT	24,512	793,699
Park Hotels & Resorts, Inc., REIT	26,632	220,247
Prologis, Inc., REIT	786,011	82,861,280
Public Storage, REIT	27,702	5,537,076
QTS Realty Trust, Inc. (Class A Stock), REIT(a)	309,748	22,286,369
Realty Income Corp., REIT	254,158	15,262,188
Regency Centers Corp., REIT	417,339	17,123,419
Retail Opportunity Investments Corp., REIT	422,640	4,594,097
Rexford Industrial Realty, Inc., REIT	403,567	18,939,399
Spirit Realty Capital, Inc., REIT	304,981	10,509,645
Sun Communities, Inc., REIT	106,718	16,000,230
UDR, Inc., REIT	646,362	23,398,304
VICI Properties, Inc., REIT(a)	582,343	12,642,666
Welltower, Inc., REIT(a)	353,869	18,953,224
		685,957,683

Total Long-Term Investments (cost $1,076,798,615)		1,268,021,460

PGIM Global Real Estate Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description		Shares	Value

Short-Term Investments 6.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	2,350,874	$2,350,874
PGIM Institutional Money Market Fund (cost $77,353,639; includes $77,328,631 of cash collateral for securities on loan)(b)(w)	77,364,760	77,357,023

Total Short-Term Investments (cost $79,704,513)			79,707,897

TOTAL INVESTMENTS 106.4% (cost $1,156,503,128)			1,347,729,357
Liabilities in excess of other assets (6.4)%			(80,943,023)

Net Assets 100.0%			$1,266,786,334

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

CVA—Certificate Van Aandelen (Bearer)
LIBOR—London Interbank Offered Rate
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $76,147,546; cash collateral of $77,328,631 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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